Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Leasehold Improvement and Equipment (Details)	Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Leasehold improvement	the lesser of useful life or term of lease
Office equipment and others [Member]
Property, Plant and Equipment [Line Items]
Lesser of useful life or term of lease	4 years